Contingencies and commitments - Additional information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)
Disclosure of commitments and contingencies [Line Items]
Contractual capital commitments	$ 500.0		$ 600.0
Turquoise Hill Resources Ltd (including Oyu Tolgoi LLC) [member]
Disclosure of commitments and contingencies [Line Items]
Company of operation, Subsidiary	Turquoise Hill Resources Ltd	Turquoise Hill Resources Ltd
Ownership percentage in subsidiary	51.00%	51.00%
Oyu Tolgoi LLC [member]
Disclosure of commitments and contingencies [Line Items]
Guarantee provided	$ 4,300.0		4,300.0
Turquoise Hill Resources Ltd [member]
Disclosure of commitments and contingencies [Line Items]
Third party ownership interest in its associates	66.00%	66.00%
Company of operation, Subsidiary	Oyu Tolgoi LLC	Oyu Tolgoi LLC
Erdenes Oyu Tolgoi LLC [member]
Disclosure of commitments and contingencies [Line Items]
Third party ownership interest in its associates	34.00%	34.00%
Company of operation, Subsidiary	Oyu Tolgoi LLC	Oyu Tolgoi LLC
United Kingdoms Financial Conduct Authority (FCA) [Member]
Disclosure of commitments and contingencies [Line Items]
Financial penalty	$ 36.4	£ 27.4
Minera Escondida Limitada [member]
Disclosure of commitments and contingencies [Line Items]
Minera Escondida Limitada undrawn shareholder line of credit Rio Tinto share	225.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	7,500.0		7,500.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member] | Bonds [member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	5,800.0		8,300.0
Rio Tinto Finance (USA) Limited and Rio Tinto Finance (USA) plc [member] | Contingent liabilities related to joint ventures [Member] | Financial guarantee contracts [Member] | Bonds [member]
Disclosure of commitments and contingencies [Line Items]
Amounts guaranteed by parent companies	$ 2,100.0		$ 1,900.0